Exception Grades

Run Date -XX/XX/XXXX 4:56:23 PM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Edgar ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Final Loan Grade	Credit Final Loan Grade	Compliance Final Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	XXXX	2630145	34399774	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject property is marked rural which is ineligible per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO XXX re exceeds the guideline minimum by at least 40 points. Miscellaneous The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Substantial cash reserves. Excellent credit management with FICO XXX +. Prior homeownership Experience (No FC or SS) Low default risk with substantial equity, LTV 25% lower than matrix.	Originator,SitusAMC Originator Originator SitusAMC Originator,SitusAMC	Reviewer Comment (2025-06-24): Lender exception with compensating factors.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B	B		A		N/A	No
XXXX	XXXX	XXXX	2630145	34399775	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject property acreage exceeds max acreage per guidelines (max per guidelines is 2 and subject property isXX	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO XXX re exceeds the guideline minimum by at least 40 points. Miscellaneous The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Substantial cash reserves. Excellent credit management with FICO XXX +. Prior homeownership Experience (No FC or SS) Low default risk with substantial equity, LTV 25% lower than matrix.	Originator,SitusAMC Originator Originator SitusAMC Originator,SitusAMC	Reviewer Comment (2025-08-05): Lender exception with compensating factors.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B	B		A		N/A	No
XXXX	XXXX	XXXX	2630146	34400032	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Primary residence is not superior to the subject property (Guidelines requires borrower's primary residence be superior to the subject when purchasing a 1 unit property).Provide additional compelling compensating factors for consideration of downgrading/waiving exception.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Substantial cash reserves. Conservative use of credit or minimal use of revolving credit.	SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-05-16): Client elects to waive with compensating factors. Buyer Comment (2025-05-14): Underwriting Parameter Exception approved by CCM. Compensating factors are listed on the Non-Agency Loan Approval that is uploaded below. To help validate the compensating factors,XXXXXX ending in XXXX should be included in the assets on the LAS Report. Additionally, a more updated print out for theXXXX ending in XXXX has been uploaded as well.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	XXXX	2630146	34400033	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower 2 living rent free (Guideline require verification of primary residence for all 1st time investors).Provide additional compelling compensating factors for consideration of downgrading/waiving exception.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Substantial cash reserves. Conservative use of credit or minimal use of revolving credit.	SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-05-16): Client elects to waive with compensating factors. Buyer Comment (2025-05-14): Underwriting Parameter Exception approved by CCM. Compensating factors are listed on the Non-Agency Loan Approval that is uploaded below. To help validate the compensating factors,XXXXXX ending in XXXX should be included in the assets on the LAS Report. Additionally, a more updated print out for theXXXX ending in XXXX has been uploaded as well.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	XXXX	2630181	35671504	XXXX	XX/XX/XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITXX months reserves of XXis less than Guideline PITXX months reserves of 6.00.	Calculated PITXX months reserves of 0.00 is less than Guideline PITXX months reserves of 6.00. Evidence of Access to funds to XXXX Business account XXXX was not provided.	Borrower has a clean housing payment history The qualifying DSCR on the loan is greater than the guideline minimum.	Housing payment history clean for 60 months The DSCR of 1.35 is greater than the minimum required DSCR of 1.	Originator SitusAMC	Reviewer Comment (2025-08-25): Lender exception in file.

Reviewer Comment (2025-08-25): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Calculated PITXX months reserves  of XXis less than Guideline PITXX months reserves  of 6.00.

Reviewer Comment (2025-08-13): Post close lender exception provided.

Buyer Comment (2025-08-11): See docs provided

Reviewer Comment (2025-08-04): Evidence of 100% access was received but the reserves are still short XXmonths when 6 is required.

Buyer Comment (2025-07-31): Please see attached

Reviewer Comment (2025-07-24): Missing borrower's percentage of business ownership for use of business funds.

Reviewer Comment (2025-07-24): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Calculated PITXX months reserves  of XXis less than Guideline PITXX months reserves  of 6.00.
																				XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B	B		A		N/A	No
XXXX	XXXX	XXXX	2630195	35671552	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception for First Time Investor primary housing/living rent free. Approval in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO XXX re exceeds the guideline minimum by at least 40 points.	XX months reserves LTV is 24% below guideline max. FICO XXX 118 points above guideline minimum.	SitusAMC,Originator SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-09-12): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	XXXX	2630199	35671579	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		New construction condotel with amenities not yet completed and HOA still under developer control, anXXXXlender exception was provided, missing lender exception from XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO XXX re exceeds the guideline minimum by at least 40 points.	XX months reserves FICO XXX 66 points above guideline minimum.	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-09-30): Lender exception in file. Reviewer Comment (2025-09-30):XXXXoverlay change not effective at time of this review. Buyer Comment (2025-09-29): Overlay showsXXXXonly requireXXXXexception- please clear			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	XXXX	2630194	35671625	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception for condo unit with less than 500 square feet. Contingent on appraiser must provide at least 1 other comparable outside of the project also with less than 500 sq. ft. Approval in file.	The representative FICO XXX re exceeds the guideline minimum by at least 40 points. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Exception approved with comp factors.	SitusAMC,Originator SitusAMC	Reviewer Comment (2025-09-18): Exception approval in file with comp factors noted.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	XXXX	2630216	35671636	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception at origination to allow one unit to have less than 500 square feet.	The representative FICO XXX re exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Exception approved with comp factors.	SitusAMC,Originator SitusAMC	Reviewer Comment (2025-09-19): Lender exception approval in file with comp factors cited.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	XXXX	2630185	35671652	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception at origination to allow commercial space of 47%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO XXX re exceeds the guideline minimum by at least 40 points.	XX months reserves FICO XXX 115 points above guideline minimum.	Originator,SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2025-09-23): Lender exception in file. Buyer Comment (2025-09-19): exception was approved for this			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B	B		A		N/A	No
XXXX	XXXX	XXXX	2630190	35671697	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Non-FTI investor living rent free, lender exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO XXX re exceeds the guideline minimum by at least 40 points.	XX months reserves FICO XXX 87 points above guideline minimum.	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-09-29): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	XXXX	2630149	35671716	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception at origination to allow layered entity.	The representative FICO XXX re exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC	Reviewer Comment (2025-09-19): Exception approved with comp factors.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	XXXX	2630169	35671718	XXXX	XX/XX/XXXX	Credit	Guideline	Guideline Issue	Guideline	Borrower does not have the minimum active tradelines per guidelines.		Lender approved exception at origination to allow the Co-Borrower having less than the minimum required tradelines.	The representative FICO XXX re exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-09-19): Exception approved by Lender with comp factors cited.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	XXXX	2630150	35671771	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approved for first time investor on a refinance transaction.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	XX months reserves . LTV is 16% below guideline max.	SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-09-24): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B	B		A		N/A	No
XXXX	XXXX	XXXX	2630172	35671777	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception at origination to allow short term rental income when one of the guarantors is a First Time Investor.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO XXX re exceeds the guideline minimum by at least 40 points.	XX months reserves FICO XXX 90 points above guideline minimum.	Originator,SitusAMC SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2025-09-29): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	XXXX	2630186	35671789	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Evidence of primary residence required with either proof of ownership or active lease when renting. Lender exception to allow DSCR, as borrower is living rent free. Contingent upon Borrower being seasoned investor and Rent-Free Letter provided. Approval in file.	The representative FICO XXX re exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	FICO XXX	SitusAMC,Aggregator SitusAMC SitusAMC	Reviewer Comment (2025-10-03): The client elects to waive.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	XXXX	2630167	35671793	XXXX	XX/XX/XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO XXX re discrepancy.	Representative FICO XXX re of XXX is less than Guideline representative FICO XXX re of 680.	Representative FICO XXX re of XXX is less than Guideline representative FICO XXX re of 680. Lender exception for First Time Investor with XXX FICO. Approval in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	XX months reserves . LTV is 50% below guideline max.	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-09-25): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	XXXX	2630176	35671817	XXXX	XX/XX/XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of XX% exceeds Guideline loan to value percentage of 75.00000%.	Lender exception approval is provided to allow LTV of XX%.	The representative FICO XXX re exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	FICO XXX	SitusAMC,Aggregator SitusAMC	Reviewer Comment (2025-10-02): The client elects to waive.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B	B		A		N/A	No